Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000033159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	22.13%	10.46%	11.04%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%